Payables Pursuant to the Acquisitions (Table)	12 Months Ended
Jun. 30, 2025
Business Combination, Contingent Consideration [Abstract]
Schedule of Payables Pursuant to the Acquisitions

The following summarizes the activity of the Payables Pursuant to the Acquisitions (in thousands):

Amount
Balance at Inception	$—
Acquisition of MGM	13,066
Acquisition of PwrQ	1,081
Acquisition of VanTran	16,145
Balance at June 30, 2024	30,292
Payments	(13,066)
Balance at June 30, 2025	$17,226